Expense Example - BondBloxx IR+M Tax-Aware Intermediate Duration ETF - BondBloxx IR+M Tax-Aware Intermediate Duration ETF [Default Label]	Mar. 05, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 37
Expense Example, with Redemption, 3 Years	$ 122